Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2022, 2021 and 2020, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Basic EPS
Net income attributable to parent company as reported	3,960	2,000	1,106
Weighted average number of shares outstanding	905,606,885	904,332,429	894,578,477
Basic EPS	4.37	2.21	1.24
Diluted EPS
Net income attributable to parent company as reported	3,960	2,000	1,106
add-back interest expense, net of income tax effect	2	—	—
Net income attributable to parent company as adjusted	3,962	2,000	1,106
Weighted average shares outstanding	905,606,885	904,332,429	894,578,477
Dilutive effect of stock awards	6,789,662	9,107,124	8,860,216
Dilutive effect of convertible bonds	33,825,000	11,402,645	16,291,279
Number of shares used in calculating diluted EPS	946,221,547	924,842,198	919,729,972
Diluted EPS	4.19	2.16	1.20